SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Share Capital
At December 31, 2019, the share capital amounted to €2,757,348.36 divided into 137,867,418 ordinary shares, each with a nominal value of two cents, fully paid-up and of the same class. All shares have the right to one vote.

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2019	135,999,394	3	420
New shares issued (A)	1,868,024	—	—
At December 31, 2019	137,867,418	3	420

(A)	Constellium SE issued and granted 1,868,024 ordinary shares to certain employees related to share-based compensation plans.